Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Summary of Employee Benefits Expense

Retirement benefit expense	$ million
	2018	2017	2016
Defined benefit plans:
Current service cost, net of plan participants’ contributions	1,494	1,500	1,527
Interest expense on obligations	2,282	2,309	2,643
Interest income on plan assets	(2,087)	(2,019)	(2,358)
Other	(221)	(404)	(116)
Total	1,468	1,386	1,696
Defined contribution plans	410	429	485
Total retirement benefit expense	1,878	1,815	2,181

Summary of Remeasurement of Net Defined Benefit Liability Asset

Remeasurements	$ million
	2018	2017	2016
Actuarial gains/(losses) on obligations:
Due to changes in financial assumptions [A]	8,186	(4,495)	(11,391)
Due to experience adjustments [B]	(268)	37	642
Due to changes in demographic assumptions [C]	(459)	933	809
Total	7,459	(3,525)	(9,940)
Return on plan assets (shortage)/in excess of interest income	(2,312)	4,942	5,106
Other movements	66	50	18
Total remeasurements	5,213	1,467	(4,816)

[A] Primarily relates to changes in the discount rate assumptions.

[B] Experience adjustments arise from differences between the actuarial assumptions made in respect of the year and actual outcomes.

[C] Primarily relates to updates in mortality assumptions.

Summary of Defined Benefit Plans

Defined benefit plans		$ million
		Dec 31, 2018	Dec 31, 2017
Obligations	.	(91,856)	(104,285)
Plan assets		85,803	93,243
Net liability		(6,053)	(11,042)
Retirement benefits in the Consolidated Balance Sheet:
Non-current assets		6,051	2,799
Non-current liabilities		(11,653)	(13,247)
Current liabilities		(451)	(594)
Total		(6,053)	(11,042)

Summary of Net Defined Benefit Liability Assets

Defined benefit plan obligations	$ million, except where indicated
	2018	2017
At January 1	104,285	94,405
Current service cost	1,491	1,550
Interest expense	2,282	2,309
Actuarial (gains)/losses	(7,459)	3,525
Benefit payments	(4,435)	(4,579)
Other movements	(360)	(949)
Currency translation differences	(3,948)	8,024
At December 31	91,856	104,285
Comprising:
Funded pension plans	83,276	94,903
Weighted average duration	17 years	19 years
Unfunded pension plans	4,359	4,824
Weighted average duration	13 years	12 years
Other unfunded plans	4,221	4,558
Weighted average duration	12 years	13 years

Defined benefit plan assets	$ million, except where indicated
	2018	2017
At January 1	93,243	81,276
Return on plan assets (shortage)/in excess of interest income	(2,312)	4,942
Interest income	2,087	2,019
Employer contributions	763	1,804
Plan participants’ contributions	47	50
Benefit payments	(4,123)	(4,294)
Other movements	(102)	(245)
Currency translation differences	(3,800)	7,691
At December 31	85,803	93,243
Comprising:
Quoted in active markets:
Equities	24%	32%
Debt securities	53%	45%
Real estate	1%	1%
Investment funds	0%	1%
Other	1%	1%
Other:
Equities	8%	7%
Debt securities	3%	3%
Real estate	6%	6%
Investment funds	3%	3%
Other	0%	1%
Cash	1%	0%

Summary of Sensitivity Analysis for Actuarial Assumptions

	$ million, except where indicated
			Effect of using alternative assumptions
	Assumptions used		Increase/(decrease) in defined benefit obligations
	2018	2017	Range of assumptions	2018	2017
Rate of increase in pensionable remuneration	4.1%	4.7%	-1% to +1%	(1,576) to 1,819	(2,150) to 2,782
Rate of increase in pensions in payment	1.8%	1.9%	-1% to +1%	(8,304) to 10,104	(10,120) to 12,662
Rate of increase in healthcare costs	6.3%	6.6%	-1% to +1%	(410) to 496	(451) to 551
Discount rate for pension plans	2.9%	2.5%	-1% to +1%	15,606 to (12,078)	19,042 to (14,567)
Discount rate for healthcare plans	4.2%	3.5%	-1% to +1%	536 to (436)	599 to (483)
Expected age at death for persons aged 60:
Men	87 years	87 years	-1 year to +1 year	(1,538) to 1,583	(1,906) to 2,022
Women	89 years	89 years	-1 year to +1 year	(1,436) to 1,476	(1,720) to 1,828